Summary of Significant Accounting Policies - Revenue per category (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues	$ 143,624	$ 97,127	$ 260,575	$ 188,210
COA/Voyage revenue [Member]
Revenues	24,700	17,289	47,498	28,739
Time chartering revenue [Member]
Revenues	94,170	51,966	163,290	105,017
Port Terminal Revenue [Member]
Revenues	21,342	21,636	40,925	35,828
Storage fees (dry port) revenue [Member]
Revenues	16	19	124	2,842
Dockage revenue [Member]
Revenues	1,282	1,476	1,880	1,909
Sale of products revenue [Member]
Revenues	315	3,409	3,495	11,257
Liquid port terminal revenue [Member]
Revenues	1,216	1,271	2,448	2,267
Other [Member]
Revenues	583	61	915	351
Dry Bulk Vessel Operations [Member]
Revenues	86,053	38,302	149,781	72,562
Dry Bulk Vessel Operations [Member] | COA/Voyage revenue [Member]
Revenues	2,803	2,793	8,016	2,793
Dry Bulk Vessel Operations [Member] | Time chartering revenue [Member]
Revenues	83,064	35,680	141,317	69,705
Dry Bulk Vessel Operations [Member] | Other [Member]
Revenues	186	(171)	448	64
Logistics Business [Member]
Revenues	57,571	58,825	110,794	115,648
Logistics Business [Member] | COA/Voyage revenue [Member]
Revenues	21,897	14,496	39,482	25,946
Logistics Business [Member] | Time chartering revenue [Member]
Revenues	11,106	16,286	21,973	35,312
Logistics Business [Member] | Port Terminal Revenue [Member]
Revenues	21,342	21,636	40,925	35,828
Logistics Business [Member] | Storage fees (dry port) revenue [Member]
Revenues	16	19	124	2,842
Logistics Business [Member] | Dockage revenue [Member]
Revenues	1,282	1,476	1,880	1,909
Logistics Business [Member] | Sale of products revenue [Member]
Revenues	315	3,409	3,495	11,257
Logistics Business [Member] | Liquid port terminal revenue [Member]
Revenues	1,216	1,271	2,448	2,267
Logistics Business [Member] | Other [Member]
Revenues	$ 397	$ 232	$ 467	$ 287